RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted net assets
Restricted net assets	$ 264,399	$ 154,353
Aggregate amount of net assets of the relevant subsidiaries and VIEs in the Company, free of restriction from distribution	77,949	94,862
WFOE
Restricted net assets
Restricted net assets	229,522	127,256
VIEs
Restricted net assets
Restricted net assets	$ 34,877	$ 27,097